Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,523,000
Previously Paid Amount	0.00
Total Fee Amount	2,419.93
Total Offset Amount	0.00
Net Fee	2,419.93
Narrative - Max Aggregate Offering Price	$ 17,523,000
Final Prospectus	true